27. Segment information (Details - Geographic) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 127,465	$ 140,199	$ 190,510
CHINA
Segment Reporting Information [Line Items]
Revenues	5,945	25,597	56,745
UNITED KINGDOM
Segment Reporting Information [Line Items]
Revenues	6,903	694	50,345
AUSTRALIA
Segment Reporting Information [Line Items]
Revenues	112,174	81,241	35,418
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	0	6,622	29,925
GREECE
Segment Reporting Information [Line Items]
Revenues	0	8,737	8,720
JAPAN
Segment Reporting Information [Line Items]
Revenues	511	12,893	6,626
ITALY
Segment Reporting Information [Line Items]
Revenues	1,932	1,740	1,396
GERMANY
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 2,675	$ 1,336